Shareholders' Equity	12 Months Ended
Dec. 31, 2017
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY
NOTE 10:-	SHAREHOLDERS’ EQUITY

a.	Company’s shares:

1.	Ordinary shares:

Any ordinary share confers equal rights to dividends and bonus shares, and to participate in the distribution of surplus assets upon liquidation in proportion to the par value of each share regardless of any premium paid thereon, all subject to the provisions of the Company’s articles of association. Each ordinary share confers its holder the right to participate in the general meeting of the Company and one vote in the voting.

2.	Initial Public Offering:

On April 8, 2015, the Company closed its initial public offering (“IPO”) whereby 8,165,000 ordinary shares were sold by the Company to the public (inclusive of 1,065,000 ordinary shares pursuant to the full exercise of an overallotment option granted to the underwriters). The aggregate net proceeds received by the Company from the offering were $73,519, net of underwriting discounts and commissions and offering expenses all of which have already been paid by the Company. Upon the closing of the IPO, all of the Company’s outstanding preferred shares automatically converted into 12,628,741 ordinary shares.

3.	On January 31, 2017 the Company closed a follow on and secondary offering where by 8,625,000 ordinary shares were sold in the transaction to the public of which 2,300,000 were issued by the Company and 6,325,000 were sold by the selling shareholders (inclusive of 1,125,000 ordinary shares pursuant to the full exercise of an overallotment option granted to the underwriters). The aggregate net proceeds received by the Company from the offering were $35,077, net of underwriting discounts, commissions and offering expenses.

b.	Share option and RSU’s plans:

A summary of the Company’s share option activity and related information is as follows:

	Number of shares upon exercise	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	2,733,166	$7.01	$7.78	$16,054
Granted	663,983	17.13	9.26	167
Exercised	(834,350)	3.46	5.27
Forfeited	(202,152)	11.18	8.10

Outstanding at end of year	2,360,647	$10.76	$8.05	$13,588

Exercisable at end of year	887,913	$7.45	$7.04	$7,726

As of December 31, 2017, $11,177 in unrecognized compensation cost related to share options is expected to be recognized over a weighted average vesting period of 3 years.

The weighted average fair value of options granted during the years ended December 31, 2015, 2016 and 2017 were $7.11, $5.64 and $9.24 per share, respectively. The weighted average fair value of options vested during the year ended December 31, 2017 was $5.53. The total intrinsic value of options exercised during the years ended December 31, 2015, 2016 and 2017 were $5,281, $7,822 and $10,588, respectively.

c.	The options outstanding as of December 31, 2017, have been classified by exercise price, as follows:

	Options outstanding at December 31, 2017			Options exercisable at December 31, 2017
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

0.36-0.92	41,734	0.73	0.97	41,734	0.73	0.97
1.14-1.60	21,299	1.60	6.01	21,299	1.6	6.01
2.07-2.17	473,688	2.14	6.48	319,266	2.15	6.46
9.38-9.49	145,000	9.47	8.68	46,875	9.47	8.42
9.97-10.10	616,783	10.04	8.15	238,193	10.03	7.95
11.49-11.90	66,000	11.86	8.80	17,625	11.84	8.76
12.97-15.29	479,811	14.19	8.17	202,921	13.91	7.73
15.80-21.15	516,332	17.74	9.64	-	-	-

	2,360,647			887,913

A summary of the Company’s RSUs activity is as follows:

Year ended December 31,
2017

Outstanding at beginning of year	-
Granted	94,570
Vested	-
Forfeited	(5,811)
Outstanding as of December 31,	88,759

The weighted average fair values at grant date of RSUs granted for the year ended December 31, 2017 was $ 17.77.

d.	The Company’s Board of Directors approved Equity Incentive Plans pursuant to which the Company is authorized to issue to employees, directors and officers of the Company and its subsidiaries (the “optionees”) options to purchase ordinary shares of NIS 0.01 par value each, at an exercise price equal to at least the fair market value of the ordinary shares at the date of grant. Under the plans, options granted before 2014 generally vest in portions as follows: 50% of total options are exercisable two years after the date determined for each optionee, a further 25% three years after the date determined for each optionee and a 25% four years after the date determined for each optionee. Starting 2014, 25% of total options are exercisable one year after the date determined for each optionee and a further 6.25% at the end of each subsequent three-month period for 3 years. Under the Equity Incentive Plans and starting 2017, the Company grants Restricted Stock Units (“RSUs”). The RSU’s generally vest over a period of four years of employment. Options and RSU that have vested are exercisable for up to 10 years from the grant date of the options or RSU to each employee. Options and RSUs that are cancelled or forfeited before expiration become available for future grants.

During 2017, the Board of Directors approved an increase in the ordinary shares reserved for issuance to 4,324,412 ordinary shares. As of December 31, 2017, an aggregate of 1,875,006 ordinary shares were available for future grants.

e.	The following table sets forth the total share based compensation expense included in the consolidated statements of operations for the years ended December 31, 2015, 2016 and 2017:

	Year ended December 31,
	2015	2016	2017

Cost of products	$219	$311	$419
Cost of services	87	171	210
Research and development	281	217	775
Sales and marketing	537	654	920
General and administrative	1,259	1,640	2,087

Total share-based compensation expense	$2,383	$2,993	$4,411

f.	On January 10, 2017, the Company signed a master purchase agreement with Amazon Inc. under which 2,932,176 warrants to purchase ordinary shares of the Company in exercise price of $13.03 were issued to Amazon as a customer incentive. The warrants are subject to vesting as a function of payments for purchased products and services of up to $150 million over a five years period beginning on May 1, 2016, with the shares vesting incrementally each time Amazon makes a payment totaling $5 million to the Company.

The Company utilizes a Monte Carlo simulation approach to estimate the fair value of the warrants, which requires inputs such as common ordinary share, the warrant strike price, estimated ordinary share price volatility and risk-free interest rate, among others. The Company recognized a reduction to revenues of $2,030 and $2,895 during the years ended December 31, 2016 and 2017 respectively.